Trade and Other Receivables	12 Months Ended
Dec. 31, 2019
Disclosure of trade and other receivables [text block] [Abstract]
Disclosure of trade and other receivables [text block]

Note 7 - Trade and Other Receivables

A.	Composition of trade and other receivables

	December 31,
	2018	2019
	NIS	NIS
Trade receivables, net*
Outstanding debts	709	741
Credit cards and checks receivable	396	415
Unbilled receivables	237	146
Current maturities of long-term receivables	420	382
Related parties	11	5
Total trade receivables	1,773	1,689
Other receivables and current tax assets
Prepaid expenses	34	27
Current tax assets	104	39
Other receivables (mainly from real estate sales)	131	247
Total other receivables	269	313
Long-term trade and other receivables
Trade receivables- open debts* (1)	339	304
Long term receivables (from real estate sales)	131	173
	470	477
	2,512	2,479

*	The amount of trade receivables is stated net of the provision for doubtful debts.

Discounted interest rates for long-term trade payables are based the estimated credit risk of trade payables. The discounted interest rates used by the Group in 2019 are 3.5%-5.6% (in 2018: 3.4%-4.6%).

B.	Excepted payment dates for long-term trade and other receivables:

December 31,
2019
NIS

2021	217
2022	83
2023 and thereafter	177
477

C.	Change in provision for doubtful debts during the year

	December 31,
	2018	2019
	NIS	NIS

Balance at January 1	92	87
Expected credit loss recognized	23	13
Bad debts	(28)	(20)
Balance at December 31	87	80

D.	Aging of trade receivables

The aging of trade receivables at the reporting date was as follow:

	December 31, 2018		December 31, 2019
	Gross	Impairment	Gross	Impairment
	NIS	NIS	NIS	NIS

Not past due	1,971	(5)	1,812	(5)
Past due up to one year	151	(34)	185	(32)
Past due one to two years	38	(16)	34	(14)
Past due more than two years	39	(32)	42	(29)
	2,199	(87)	2,073	(80)